Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.3%
International Alternative Funds - 6.6%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D)	11,961	$ 33,935
Transamerica Unconstrained Bond (A)	27,188,805	237,630,156

		237,664,091

International Equity Funds - 27.5%
Transamerica Emerging Markets Opportunities (A)	41,623,060	320,913,792
Transamerica International Equity (A)	12,975,758	251,340,428
Transamerica International Focus (A)	36,282,665	292,438,278
Transamerica International Small Cap Value (A)	8,817,336	121,062,030

		985,754,528

U.S. Alternative Fund - 2.0%
Transamerica BlackRock Global Real Estate Securities VP (A)	7,884,097	72,376,011

U.S. Equity Funds - 46.2%
Transamerica Janus Mid-Cap Growth VP (A)	2,085,489	71,136,042
Transamerica JPMorgan Enhanced Index VP (A)	37,604,039	802,470,192
Transamerica JPMorgan Mid Cap Value VP (A)	2,304,838	33,627,586
Transamerica Large Cap Value (A)	19,102,675	234,007,764
Transamerica Mid Cap Growth (A)	10,709,264	82,782,610
Transamerica Mid Cap Value Opportunities (A)	4,131,519	43,215,692
Transamerica Small Cap Value (A)	18,481,385	98,136,152
Transamerica T. Rowe Price Small Cap VP (A)	3,459,655	36,257,183
Transamerica WMC US Growth VP (A)	8,568,157	254,217,222

		1,655,850,443

U.S. Fixed Income Funds - 7.2%
Transamerica Core Bond (A)	14,281,595	124,821,141
Transamerica Floating Rate (A)	2,058,282	18,442,210
Transamerica High Yield Bond (A)	14,565,227	114,337,030

		257,600,381

U.S. Mixed Allocation Fund - 7.8%
Transamerica Aegon Bond VP (A)	29,745,187	281,686,919

Total Investment Companies (Cost $3,798,627,941)		3,490,932,373

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.8%
U.S. Treasury - 1.8%
U.S. Treasury Notes 0.88%, 01/31/2024 (E)	$ 64,430,000	62,393,912

Total U.S. Government Obligation (Cost $62,426,999)		62,393,912

Principal	Value
REPURCHASE AGREEMENT - 0.7%

Fixed Income Clearing Corp., 2.10% (F), dated 03/31/2023, to be repurchased at $25,201,407 on 04/03/2023. Collateralized by a U.S. Government Obligation, 4.13%, due 01/31/2025, and with a value of $25,700,961.

$ 25,196,997	$ 25,196,997

Total Repurchase Agreement (Cost $25,196,997)	25,196,997

Total Investments (Cost $3,886,251,937)	3,578,523,282
Net Other Assets (Liabilities) - 0.2%	8,902,683

Net Assets - 100.0%	$ 3,587,425,965

Transamerica Series Trust	Page 1

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
30-Year U.S. Treasury Bonds	470	06/21/2023	$59,086,886	$61,643,438	$2,556,552	$—
CAD Currency	293	06/20/2023	21,537,522	21,679,070	141,548	—
EURO STOXX 50® Index	849	06/16/2023	37,162,050	39,232,749	2,070,699	—
JPY Currency	1,593	06/16/2023	148,912,574	151,783,031	2,870,457	—
S&P 500® E-Mini Index	654	06/16/2023	127,997,798	135,304,425	7,306,627	—
S&P/TSX 60 Index	353	06/15/2023	62,194,626	63,166,496	971,870	—
U.S. Treasury Ultra Bonds	1,606	06/21/2023	217,346,111	226,646,750	9,300,639	—

Total					$25,218,392	$—

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	(2,632)	06/30/2023	$(282,317,705)	$(288,224,564)	$—	$(5,906,859)
10-Year Japan Government Bonds	(661)	06/13/2023	(729,412,061)	(737,392,732)	—	(7,980,671)
10-Year U.S. Treasury Notes	(1,657)	06/21/2023	(191,005,958)	(190,425,547)	580,411	—
EUR Currency	(269)	06/16/2023	(36,105,087)	(36,663,018)	—	(557,931)
MSCI EAFE Index	(1,558)	06/16/2023	(155,876,885)	(163,317,350)	—	(7,440,465)
MSCI Emerging Markets Index	(2,237)	06/16/2023	(107,214,189)	(111,346,675)	—	(4,132,486)

Total					$580,411	$(26,018,412)

Total Futures Contracts					$25,798,803	$(26,018,412)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$3,490,898,438	$—	$—	$3,490,898,438
U.S. Government Obligation	—	62,393,912	—	62,393,912
Repurchase Agreement	—	25,196,997	—	25,196,997

Total	$3,490,898,438	$87,590,909	$—	$3,578,489,347

Investment Companies Measured at Net Asset Value (D)				33,935

Total Investments				$3,578,523,282

Other Financial Instruments
Futures Contracts (H)	$25,798,803	$—	$—	$25,798,803

Total Other Financial Instruments	$25,798,803	$—	$—	$25,798,803

LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(26,018,412)	$—	$—	$(26,018,412)

Total Other Financial Instruments	$(26,018,412)	$—	$—	$(26,018,412)

Transamerica Series Trust	Page 2

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds, and a liquidating trust of a former Transamerica Fund and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2023	Shares as of March 31, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Bond VP	$41,601,379	$240,114,585	$—	$—	$(29,045)	$281,686,919	29,745,187	$—	$—
Transamerica BlackRock Global Real Estate Securities VP	76,823,211	—	(4,990,381)	(1,937,732)	2,480,913	72,376,011	7,884,097	—	—
Transamerica Core Bond	121,376,750	1,177,543	—	—	2,266,848	124,821,141	14,281,595	1,177,543	—
Transamerica Emerging Markets Opportunities	310,508,027	—	—	—	10,405,765	320,913,792	41,623,060	—	—
Transamerica Floating Rate	18,003,120	360,914	—	7,108	71,068	18,442,210	2,058,282	360,915	—
Transamerica Global Allocation Liquidating Trust	33,114	—	—	—	821	33,935	11,961	—	—
Transamerica High Yield Bond	111,414,523	1,642,895	—	—	1,279,612	114,337,030	14,565,227	1,642,895	—
Transamerica International Equity	233,044,610	—	—	—	18,295,818	251,340,428	12,975,758	—	—
Transamerica International Focus	275,748,252	—	—	—	16,690,026	292,438,278	36,282,665	—	—
Transamerica International Small Cap Value	109,423,145	—	—	—	11,638,885	121,062,030	8,817,336	—	—
Transamerica Janus Mid-Cap Growth VP	87,016,880	—	(23,867,448)	(4,182,950)	12,169,560	71,136,042	2,085,489	—	—
Transamerica JPMorgan Enhanced Index VP	743,431,851	—	—	—	59,038,341	802,470,192	37,604,039	—	—
Transamerica JPMorgan Mid Cap Value VP	77,892,954	—	(46,675,081)	(2,723,267)	5,132,980	33,627,586	2,304,838	—	—
Transamerica Large Cap Value	316,983,127	845,006	(87,782,850)	20,179,969	(16,217,488)	234,007,764	19,102,675	845,006	—
Transamerica Mid Cap Growth	54,535,656	21,226,101	—	—	7,020,853	82,782,610	10,709,264	—	—
Transamerica Mid Cap Value Opportunities	52,988,425	—	(10,692,396)	447,752	471,911	43,215,692	4,131,519	—	—
Transamerica Small Cap Value	122,019,871	—	(25,608,693)	(17,505,515)	19,230,489	98,136,152	18,481,385	—	—
Transamerica T. Rowe Price Small Cap VP	398,531	36,615,326	—	—	(756,674)	36,257,183	3,459,655	—	—
Transamerica Unconstrained Bond	234,387,410	2,716,845	—	4,032,726	(3,506,825)	237,630,156	27,188,805	2,716,845	—
Transamerica WMC US Growth VP	222,257,996	—	—	—	31,959,226	254,217,222	8,568,157	—	—

Total	$3,209,888,832	$304,699,215	$(199,616,849)	$(1,681,909)	$177,643,084	$3,490,932,373	301,880,994	$6,743,204	$—

(B)	Restricted security. At March 31, 2023, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$123,058	$33,935	0.0	%(I)

(C)	Non-income producing security.
(D)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $48,926,394.
(F)	Rate disclosed reflects the yield at March 31, 2023.
(G)	There were no transfers in or out of Level 3 during the period ended March 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
(I)	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Series Trust	Page 3

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
STOXX	Deutsche Börse Group & SIX Group Index
TSX	Toronto Stock Exchange

Transamerica Series Trust	Page 4

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica JPMorgan Asset Allocation – Moderate Growth VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Effective September 8, 2022, Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 5